Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Critical accounting estimates and judgments	Critical accounting estimates and judgments
The preparation of the consolidated financial statements requires management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities, and equity in the consolidated financial statements and the accompanying disclosures. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events.
Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
The areas where assumptions and estimates are significant to the consolidated financial statements are:
(i)Revenue Recognition: Multiple Performance Obligations - The Group’s contracts with customers for the Premium Service in select markets include promises to transfer more than one service. The Group assesses the services promised in a contract and identifies distinct performance obligations. In such arrangements, the transaction price is allocated between the obligations according to their relative stand-alone selling prices; where stand-alone selling prices are not directly observable, estimation techniques are used. See Note 2.
(ii)Share-based compensation - The Group measures the cost of equity-settled transactions with employees and directors by reference to the fair value of the equity instruments at the date at which they are granted. The assumptions and models used for estimating the fair value of share-based compensation transactions are disclosed in Note 17. The Group also estimates a forfeiture rate to calculate the stock-based compensation expense for the awards. The forfeiture rate is based on an analysis of actual forfeitures.
(iii)Deferred taxes - The Group has recognized deferred tax assets for tax loss carry-forwards, tax credits and deductible temporary differences. The Group also has significant unrecognized deferred tax assets. At period end, we assess whether there is convincing evidence that the Group will generate future taxable income against which deferred tax assets can be utilized and, thus, that recovery is probable. See Note 8.
(iv)Uncertain tax positions - In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made. See Note 8.
(v)Goodwill impairment - In accordance with the accounting policy described in Note 2, the Group annually performs an impairment test regarding goodwill. The assumptions used for estimating fair value and assessing available headroom based on conditions that existed at the testing date are disclosed in Note 12.
(vi)Content - Accrued fees to rights holders are set out in Note 20. The Group’s agreements and arrangements with rights holders for the content used on its platform are complex. The determination of royalty accruals requires complex IT systems and a significant volume of data. In addition, determination of royalties payable requires significant judgments, assumptions, and estimates of the amounts to be paid. From time to time the amount we owe is subject to legal challenge, for more detail see Note 21 and Note 24. In certain jurisdictions, rights holders have several years to claim royalties for musical composition, and therefore, estimates of the royalty accruals are based on available information and historical trends. Some rights holders have allowed the use of their content on the platform while negotiations of the terms and conditions or determination of statutory rates are ongoing. Additionally, the economic life and expected amortization profile of podcast content assets is estimated by management based on historical listening patterns and is evaluated on an ongoing basis. See Note 2 and Note 15.
(vii)Provisions - Management makes significant assumptions and estimates when determining the amounts to record for provision for legal contingencies. See Note 21.
(viii)Impairment of real estate assets - Management makes significant assumptions and estimates when determining the non-cash impairment charges for our real estate assets, which include lease right-of-use assets, leasehold improvements and property and equipment. See Note 10 and Note 11.
(ix)Exchangeable Notes and warrants - the fair value of the Group’s Exchangeable Notes and warrants are estimated using valuation techniques and inputs based on management’s judgment and conditions that exist at each reporting date. See Note 22.